International Currency Translation (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Foreign Currency Translation [Abstract]
Compound Cumulative Rates Of Inflation In Highly Inflationary Economies Minimum	100% or more during the past three years
Foreign Currency Transaction Gain (Loss), before Tax	$ (58)	$ (10)	$ (130)